Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Accrued other operating expenses	¥ 8,301	$ 1,272	¥ 8,925
Content acquisition costs	6,734	1,032	7,267
Tax payable	3,779	579	3,115
Accrued payroll and welfare	3,508	538	2,407
Payable to noncontrolling interest shareholders	3,466	531	240
Traffic acquisition costs	2,467	378	2,772
Bandwidth costs	1,985	304	2,492
Accruals for purchases of fixed assets	1,270	195	1,220
Funds collected on behalf of service providers	523	80	498
Interest payable	487	75	310
Payable to merchants	307	47	310
Users' and third party agents' deposits	268	41	641
Others	3,621	555	2,504
Accounts payable and accrued liabilities	¥ 36,716	$ 5,627	¥ 32,701